RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2018	Feb. 17, 2017	May 31, 2020	May 31, 2019
Proceeds from convertible note			$ 0	$ 49,000
Maturity date	Sep. 23, 2018
Convertible Notes [Member]
Debt discount related to beneficial conversion feature of the note		$ 7,500
Proceeds from convertible note		$ 7,500
Note convertible in common stock at discount		50.00%
Lowest average trading days		20-day
Interest expense			$ 1,144	$ 1,144
Maturity date		Aug. 17, 2017